Revenue and Contracts with Customers (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts, balance at beginning of period	$ 315,985	$ 153,485
Bad debt expense	539,801	550,521
Write-off uncollectable accounts	(502,307)	(388,021)
Allowance for doubtful accounts, balance at end of period	$ 353,479	$ 315,985